STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Capital Stock [Member]	Capital reserves [Member]	Legal reserve [Member]	Reserve for expansion [Member]	Additional dividends proposed [Member]	Treasury shares [Member]	Equity valuation adjustments [Member]	Retained earnings [Member]	Total
Balance at beginning at Dec. 31, 2014	R$ 9,866,298	R$ 1,344,470	R$ 515,956	R$ 3,226,356	R$ 0	R$ (3,369)	R$ 2,303	R$ 0	R$ 14,952,014
Total comprehensive income
Net income for the year								2,085,442	2,085,442
Remeasurement of post-employment benefit obligation							(416)		(416)
Cash flow hedge									0
Total comprehensive income for the year							(416)	2,085,442	2,085,026
Total contributions from shareholders and distributions to shareholders
Stock Options (Note 26)		4,504							4,504
Allocation of net income for the period:
Legal reserve (Note 25)			103,557					(103,557)
Dividends proposed (Note 25)								(468,616)	(468,616)
Tax benefit reserve (Note 25)		93,123						(93,123)
Recording of expansion reserve (Note 25)				1,420,146				(1,420,146)
Dividends recorded directly in shareholders' equity				4,394					4,394
Total contributions from shareholders and distributions to shareholders		97,627	103,557	1,424,540				(2,085,442)	(459,718)
Balance at end at Dec. 31, 2015	9,866,298	1,442,097	619,513	4,650,896		(3,369)	1,887		16,577,322
Total comprehensive income
Net income for the year								750,427	750,427
Remeasurement of post-employment benefit obligation							(240)		(240)
Cash flow hedge							(2,190)		(2,190)
Total comprehensive income for the year							(2,394)	750,427	748,033
Total contributions from shareholders and distributions to shareholders
Stock Options (Note 26)		3,802							3,802
Allocation of net income for the period:
Legal reserve (Note 25)			37,521					(37,521)
Dividends proposed (Note 25)								(367,274)	(367,274)
Interest on shareholders' equity									0
Tax benefit reserve (Note 25)		118,250						(118,250)
Recording of expansion reserve (Note 25)				445,992				(445,992)
Dividends recorded directly in shareholders' equity				7,020					7,020
Total contributions from shareholders and distributions to shareholders		122,052	37,521	453,012				(750,427)	(137,842)
Balance at end at Dec. 31, 2016	9,866,298	1,564,149	657,034	5,103,908		(3,369)	(507)		17,187,513
Total comprehensive income
Net income for the year								1,234,507	1,234,507
Remeasurement of post-employment benefit obligation							(694)		(694)
Cash flow hedge							2,190		2,190
Total comprehensive income for the year							1,496	1,234,507	1,236,003
Total contributions from shareholders and distributions to shareholders
Stock Options (Note 26)		10,923							10,923
Disposal of treasury shares						(13,118)			(13,118)
Allocation of net income for the period:
Legal reserve (Note 25)			61,725					(61,725)
Dividends proposed (Note 25)								(103,325)	(103,325)
Interest on shareholders' equity								(189,991)	(189,991)
Tax benefit reserve (Note 25)		112,793						(112,793)
Recording of expansion reserve (Note 25)				766,973				(766,973)
Dividends recorded directly in shareholders' equity				23,179					23,179
Total contributions from shareholders and distributions to shareholders		123,416	61,725	790,152		(13,118)		(1,234,507)	(272,332)
Balance at end at Dec. 31, 2017	R$ 9,866,298	R$ 1,687,565	R$ 718,759	R$ 5,894,060		R$ (16,487)	R$ 989		R$ 18,151,184